Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2029
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99881
Maximum Aggregate Offering Price	$ 998,810,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,424.36
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-280584) filed by GE HealthCare Technologies Inc. on June 28, 2024.